Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 10:- Shareholders’ equity

a.	In October 2021, the Company adopted its restated articles, pursuant to which the Company’s authorized capital consisted of 130,000,000 ordinary shares, with a par value of NIS 0.000216 per share.

b.	During June 2023, the Company raised $23,000 with Special Situations Funds, pursuant to which the Company issued a total of 11,794,873 ordinary shares at a purchase price of $1.95 per share. Existing investors, including two affiliates of the Company’s directors, also participated in this offering. The aggregate net proceeds, after issuance costs, received by the Company from the offering were $22,496.
c.	During September 2024, the Company increased its authorized capital to 165,000,000 ordinary shares. The increase in authorized capital shares was approved by the Company’s shareholders at the 2024 annual general meeting.

d.	In November 2024, the Company sold, in an underwritten public offering, an aggregate of (i) 4,293,957 ordinary shares, (ii) prefunded warrants to purchase an aggregate of 3,956,043 ordinary shares (which were issued in lieu of ordinary shares), (iii) Tranche A Warrants to purchase up to an aggregate of 8,250,000 ordinary shares, and (iv) Tranche B Warrants to purchase an aggregate of 8,250,000 ordinary shares. Each share or pre-funded warrant, as applicable, was sold together with one Tranche A Warrant to purchase one ordinary share and one Tranche B warrant to purchase one ordinary share. The net proceeds from the offering, after deducting underwriting discounts and commissions and offering expenses payable by us of approximately $13.8 million.

The Warrants were classified in permanent equity, as the Warrants are considered indexed to the Company’s own stock and meet the additional requirements for equity classification in accordance with ASC 815-40-25-10.

e.	On January 7, 2025, the Company raised gross proceeds of $33.1 million in an underwritten registered direct public offering. Refer to Note 14.

f.	Share options and RSU’s:

During 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) which provides the Company with the ability to grant its employees, directors and service providers options to purchase Ordinary Shares of the Company, at a purchase price as determined by the Board of Directors at the date of grant. Pursuant to the 2016 Plan, 3,384,454 Ordinary Shares were reserved for issuance. Each option granted under the Plan expires no later than seven years from the date of grant or 60 days after termination of engagement. The vesting period of the share options is generally four years. In 2024, the term of the options granted under the 2016 Plan was extended to ten years from the date of grants. The expense related to the extension is included in stock-based compensation.

In August 2021, the Board of the Company approved and in September 2021 the shareholders approved, the Arbe Robotics Ltd. 2021 Equity Incentive Plan (the “2021 Plan”) which became effective on October 7, 2021. The 2021 Plan covers (a) 4,079,427 ordinary shares plus (b) and without the need to further amend the Plan on January 1 of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, a number of Shares equal to the lesser of: (i) 5% of the total number of ordinary shares outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Board, if so determined prior to the January 1 of the calendar year in which the increase will occur. As of December 31, 2024, there were 7,804,378 ordinary shares subject to options under the 2021 plan and 136,101 ordinary shares reserved and available for issuance under the 2021 Plan. Following the increase in the size of the reserved and available option pool on December 18, 2024, by an additional 3,698,746 ordinary shares, there were a total of 4,230,715 ordinary shares reserved and available for issuance under the 2021 Plan (including any remaining ordinary shares reserved and available for issuance under the 2016 Plan).

Upon the adoption of the 2021 Plan, the Company will no longer grant any awards under the 2016 Plan, although previously granted options under the 2016 Plan will remain outstanding and governed by the 2016 Plan and awards available for grant under the 2016 Plan which had not been issued or which expired unexercised may be issued pursuant to the 2021 Plan. The vesting period of the awards is generally four years. Generally, under the terms of the Plans, unless determined otherwise, 25% of an award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.

Share option and RSU’s plans:

A summary of the stock option activity under the Company’s equity plans during the years ended December 31, 2024, 2023 and 2022 is as follows:

	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:

Outstanding as of December 31, 2021	5,461,337	3.102	5.363	16,713,971

Granted	1,630,142	6.833
Forfeited	(468,814)	5.557
Exercised	(570,451)	0.482

Outstanding as of December 31, 2022	6,052,214	4.166	5.570	7,761,705

Granted	430,874	2.728
Forfeited	(351,671)	7.767
Exercised	(1,074,162)	0.654

Outstanding as of December 31, 2023	5,057,255	4.543	5.662	2,352,517

Granted	80,000	1.91
Forfeited	(291,124)	6.08
Exercised	(255,756)	0.81

Outstanding as of December 31, 2024	4,590,375	4.62	5.87	1,364,975

Exercisable as of December 31, 2024	3,716,507	4.43	5.42	1,364,975

Options available for future grants	531,969

A summary of the Company’s RSUs activity during the years ended December 31, 2024, 2023 and 2022 is as follows:

Numbers of RSUs
RSUs:

Outstanding as of December 31, 2021	$1,968,794
Granted	1,619,898
Forfeited	(417,025)
Vested	(573,583)

Outstanding as of December 31, 2022	2,598,084
Granted	2,908,983
Forfeited	(370,067)
Vested	(895,170)

Outstanding as of December 31, 2023	4,241,830
Granted	4,377,834
Forfeited	(432,018)
Vested	(3,274,523)

Outstanding as of December 31, 2024	4,913,123

Fair value factors:

The following table sets forth the parameters used in computation of the options compensation to employees and service providers:

	Year ended December 31
	2024	2023	2022

Expected term, in years	6.11	5.82	4.41-6.11
Expected volatility	51.75%	47%-51.75%	47%-48%
Risk-free interest rate	4.23%	4.15%-4.55%	1.74%-3.96%
Expected dividend yield	0%	0%	0%

Fair value:

The fair value of the ordinary shares is the market price of the ordinary shares on the date of grant.

Expected volatility:

As the Company was privately owned until October 2021, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years):

Expected term represents the period that the Company’s option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the stock options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate:

The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield:

The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

The following table presents stock-based compensation expense to employees included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2024	2023	2022

Research and development	$9,684	$8,721	$5,726
Sales and marketing	2,384	2,229	1,403
General and administrative	2,187	1,786	1,537
Cost of revenues	287	276	127

Total stock-based compensation expense	$14,542	$13,012	$8,793

Share based compensation expenses are not deductible for income tax purposes, and therefore the Company did not recognize any tax benefits related to the stock-based compensation for the years ended December 31, 2024, 2023 and 2022.

The Company adopted ASU 2018-07 and accordingly measured at the grant dates of each of the above grants of stock-based compensation issued to service providers their fair value using Black-Scholes model, which requires inputs such as exercise price, estimated ordinary share price, expected dividend yield, estimated ordinary share price volatility and risk-free interest rate. During 2024, 2023 and 2022, the Company recognized the total fair value of the stock-based compensation of development-related service providers in the amounts of $1,186, $629 and $354, respectively.